EVENTS AFTER THE REPORTING DATE	12 Months Ended
May 31, 2019
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING DATE
14.	EVENTS AFTER THE REPORTING DATE

Subsequent to May 31, 2019, the Company:

a)	amended the terms of the purchase and sale agreement of the Alamos acquisitions to acquire the Orion NSR royalty (Note 4);

b)

acquired an additional 3.0% NSR royalty on St. Barbara’s 15 Mile Stream project for $2,000,000; $500,000 of which was paid on signing of the agreement and $1,500,000 which is conditional upon the achievement of certain milestones (Note 4);

c)	entered into a sale agreement to sell the Tower Mountain project (Note 4);

d)	drew down the initial advance of $7,000,000 on its facility with Beedie (Note 6); and

e)	repaid in full the third-party loans with an aggregate principal balance of US$2,000,000 (Note 6).